Net Loss Per Share (Details) - Schedule of outstanding shares of potentially dilutive securities - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Schedule of outstanding shares of potentially dilutive securities [Abstract]
Stock Options	$ 5,402,617	$ 4,367,677
Series B convertible preferred stock warrants		101,574
Series C convertible preferred stock warrants	134,126
Common stock warrants	$ 191,355
Redeemable convertible preferred stock	19,132,387	19,005,813
Total	$ 24,860,485	$ 23,475,064